Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents

5.	Cash and cash equivalents

Cash and cash equivalents include the following:

	12/31/2025	12/31/2024
Cash	6,214	24,860
Short-term investments	—	21,058
	6,214	45,918

As of December 31, 2024, the Company held short-term investments denominated in United States Dollars with an approximate yield of 3.76% p.a. and fixed income investments denominated in Brazilian Reals with immediate liquidity yielding 98.2% p.a. of the yield of Brazilian interbank deposit certificates (“CDIs”). As of December 31, 2025, the Company had terminated its financial investment position.

Accounting policy

Cash and cash equivalents in the consolidated statement of financial position comprise cash in banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash. Transactions in currencies other than the functional currency are translated at the dates prevailing on each date the transactions occur, and the cash balances are translated at the exchange rates prevailing at the end of the reporting period.